UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	6/30/2008



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

Mena Bielow-McAfee, Lawrenceville, NJ  February 8, 2008

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549




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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
                               TITLE OF                VALUE       SHRS OR      PUT  INVESTMENT   OTHER       vOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP      (X$1000)     PRN AMT     CALL  DISCRETION   MANAGERS    SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------

iSHARES COMEX GOLD TR iSHARES     A     464285105       15.14        166.00SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI EAFE                 A     464287465       70.88       1020.64SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI EMERGING MKTS        A     464287234      109.64        806.34SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI JAPAN                A     464286848        2.48        199.00SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES S&P MID VALUE             A     464287705    18818.32     254232.97SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR 1-3 TREAS INDEX FD     A     464287457        5.56         68.22SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR LEHMAN BD FD           A     464287226       29.21        290.93SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR S&P SMALLCAP           A     464287804        7.81        129.87SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 1000 iSHARES              A     464287622      726.41      10309.50SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 1000 GROWTH iSHARES       A     464287614     9177.10     166131.43SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 iSHARES              A     464287655      191.48       2773.04SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 VALUE iSHARES        A     464287630       36.23        568.63SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 3000 iSHARES              A     464287689    91949.01    1227623.31SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 BARRA VALUE iSHARES       A     464287408       76.66       1209.08SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 iSHARES                   A     464287200      540.94       4226.11SH    N/A    SOLE        NO         YES     NO   N/A
SPDR TRUST UNIT SR                A     78462F103      352.23       2752.23SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD IDX FDS GROWTH           A     922908736        6.35        107.27SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD IDX FDS VALUE            A     922908744        3.82         68.31SH    N/A    SOLE        NO         YES     NO   N/A
vANGUARD TOTAL STOCK MKT IDX      A     922908769     1929.57      30107.21SH    N/A    SOLE        NO         YES     NO   N/A

TOTALS                                             $124048.74    1702790.38SH

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